Commitments	12 Months Ended
Dec. 31, 2015
Commitments

18. Commitments

(a) Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2015 were as follows:

Years Ended December 31	RMB	US$
2016	65,743,756	10,149,087
2017	51,573,418	7,961,564
2018	40,280,681	6,218,266
2019	28,462,131	4,393,796
2020 and after	100,185,181	15,465,926
Total	286,245,167	44,188,639

Rental expenses were RMB43,328,412, RMB46,852,399 and RMB75,964,160 for the years ended December 31, 2013, 2014 and 2015, respectively.